Commitments and Contingencies - Components of Lease Cost (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 54,133	$ 221,166
Short-term lease cost	15,356	41,212
Total lease cost	$ 69,489	$ 262,378